Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 4,335	$ 8,710	$ 11,578
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,477	6,454	5,584
Provision for doubtful account	2,217	2,024	2,421
Deferred taxes	248	107	(1,346)
Discount accretion and premium amortization of held- to- maturity securities, net		(15)	299
Discount accretion and premium amortization of available- for- sale securities, net	(325)	(422)	(396)
Changes in liability for employee severance payments, net	19	8	(38)
Capital gains on sale of fixed assets, net	1		(26)
Stock- based compensation	117	372	415
Changes in fair value of embedded currency conversion derivatives	2,130	(1,254)	1,326
Loss (profit) from trading securities, net	158	(164)	(340)
Changes in assets and liabilities:
Increase in accounts receivable - trade	(1,759)	(5,119)	(7,959)
Decrease (increase) in accounts receivable - other	626	(753)	(142)
Increase in prepaid expenses, net	(78)	(161)	(594)
Decrease (increase) in deposits and long-term prepaid expenses	158	(1,171)	761
Increase (decrease) in accounts payable	17	(283)	2,483
Increase (decrease) in deferred income	(96)	1,018	2,928
Net cash provided by operating activities	16,245	9,351	16,954
Cash flows from investing activities
Investment in fixed assets	(14,657)	(15,265)	(7,955)
Investment in other assets	(27)		(161)
Proceeds (investment) in short- term deposits		9,900	(9,900)
Investment in available- for- sale securities	(8,005)	(10,298)	(16,804)
Increase in trading securities, net	(231)	(37)	(13)
Proceeds from available- for- sale securities	12,161	10,281	1,846
Proceeds from held- to- maturity securities		780	4,652
Proceeds from sale of fixed assets	29		53
Net cash used in investing activities	(10,730)	(4,639)	(28,282)
Cash flows from financing activities
Dividend paid	(4,163)	(6,562)	(8,480)
Net cash used in financing activities	(4,163)	(6,562)	(8,480)
Increase (decrease) in cash and cash equivalents	1,352	(1,850)	(19,808)
Balance of cash and cash equivalents at beginning of year	13,091	14,941	34,749
Balance of cash and cash equivalents at end of year	14,443	13,091	14,941
A. Non-cash transactions
Investment in fixed assets	1,293	3,132	679
B. Supplementary cash flow information
Income taxes paid, net	$ 1,694	$ 3,027	$ 5,208